Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS Alternative Asset Allocation VIP
	Shares	Value ($)

Mutual Funds 55.2%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	2,669,731	24,481,430
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	5,848,015	58,187,748
DWS Floating Rate Fund "Institutional" (a)	5,201,772	41,146,013
DWS Global Macro Fund "Institutional" (a)	2,225,251	23,142,615
DWS RREEF Global Infrastructure Fund "Institutional" (a)	3,364,787	55,619,921
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	616,779	5,088,423
DWS RREEF Real Estate Securities Fund "Institutional" (a)	2,167,531	48,162,549
Total Mutual Funds (Cost $244,522,219)		255,828,699

Exchange-Traded Funds 40.6%
iShares Global Infrastructure ETF	490,135	22,090,385
iShares JP Morgan USD Emerging Markets Bond ETF	187,560	20,421,533
iShares Preferred & Income Securities ETF	723,343	27,776,371
SPDR Blackstone Senior Loan ETF	203,660	9,315,408
SPDR Bloomberg Barclays Convertible Securities ETF	1,142,688	95,243,045
SPDR S&P Global Natural Resources ETF	258,982	13,016,435
Total Exchange-Traded Funds (Cost $150,770,529)		187,863,177

Cash Equivalents 4.3%
DWS Central Cash Management Government Fund, 0.04% (a) (b) (Cost $19,885,789)	19,885,789	19,885,789

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $415,178,537)	100.1	463,577,665
Other Assets and Liabilities, Net	(0.1)	(376,755)
Net Assets	100.0	463,200,910
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Mutual Funds 55.2%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
24,932,114	263,848	—	—	(714,532)	263,847	—	2,669,731	24,481,430
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
53,979,797	60,757	—	—	4,147,194	60,756	—	5,848,015	58,187,748
DWS Floating Rate Fund "Institutional" (a)
40,691,313	352,736	—	—	101,964	352,736	—	5,201,772	41,146,013
DWS Global Macro Fund "Institutional" (a)
22,250,874	70,102	—	—	821,639	70,102	—	2,225,251	23,142,615
DWS RREEF Global Infrastructure Fund "Institutional" (a)
53,154,596	112,822	—	—	2,352,503	112,823	—	3,364,787	55,619,921
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
4,792,369	—	—	—	296,054	—	—	616,779	5,088,423

Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
DWS RREEF Real Estate Securities Fund "Institutional" (a)
44,650,237	138,316	—	—	3,373,996	138,316	—	2,167,531	48,162,549
Cash Equivalents 4.3%
DWS Central Cash Management Government Fund, 0.04% (a) (b)
23,563,848	19,635,056	23,313,115	—	—	2,394	—	19,885,789	19,885,789
268,015,148	20,633,637	23,313,115	—	10,378,818	1,000,974	—	41,979,655	275,714,488
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$255,828,699	$—	$—	$255,828,699
Exchange-Traded Funds	187,863,177	—	—	187,863,177
Short-Term Investments	19,885,789	—	—	19,885,789
Total	$463,577,665	$—	$—	$463,577,665
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2AAA-PH1
R-080548-1 (1/23)